General Information (Details 3)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Name of subsidiary		Subsidiary
Aguas CCU-Nestle Chile S.A. [Member]
Name of subsidiary		Aguas CCU-Nestlé Chile S.A. (1)		Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID		76,007,212-5
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		50.0917%		50.0917%
CRECCU S.A. [Member]
Name of subsidiary		CRECCU S.A.
Subsidiary Tax ID		76,041,227-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Name of subsidiary		Cervecería Belga de la Patagonia S.A.
Subsidiary Tax ID		76,077,848-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		25.5034%		25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Name of subsidiary		Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID		76,126,311-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Name of subsidiary		Inversiones Invex CCU Tres Ltda. (5)
Subsidiary Tax ID		76,248,389-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		99.9997%
Bebidas CCU-PepsiCo SpA [Member]
Name of subsidiary		Bebidas CCU-PepsiCo SpA.
Subsidiary Tax ID		76,337,371-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		49.9866%		49.9866%
CCU Inversiones II Ltda. [Member]
Name of subsidiary		CCU Inversiones II Ltda. (2)
Subsidiary Tax ID		76,349,531-0
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		100.00%		100.00%
Bebidas Carozzi CCU SpA. [Member]
Name of subsidiary		Bebidas Carozzi CCU SpA.
Subsidiary Tax ID		76,497,609-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		49.9917%		49.9917%
Bebidas Ecusa SpA. [Member]
Name of subsidiary		Bebidas Ecusa SpA.
Subsidiary Tax ID		76,517,798-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		99.9834%		99.9834%
Promarca Internacional SpA [Member]
Name of subsidiary		Promarca Internacional SpA.
Subsidiary Tax ID		76,574,762-7
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		49.9917%		49.9917%
CCU Inversiones S.A [Member]
Name of subsidiary		CCU Inversiones S.A. (6)
Subsidiary Tax ID		76,593,550-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		99.9733%		99.9733%
Inversiones Internacionales SpA. [Member]
Name of subsidiary		Inversiones Internacionales SpA.
Subsidiary Tax ID		76,688,727-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		80.00%		0.00%
New Ecusa S.A. [Member]
Name of subsidiary		New Ecusa S.A.
Subsidiary Tax ID		76,718,230-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		99.9834%		99.9834%
Promarca S.A. [Member]
Name of subsidiary		Promarca S.A.
Subsidiary Tax ID		76,736,010-K
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		49.9917%		49.9917%
Vending y Servicios CCU Ltda. [Member]
Name of subsidiary		Vending y Servicios CCU Ltda.
Subsidiary Tax ID		77,736,670-K
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		99.9738%		99.9738%
Inversiones Invex CCU Ltda. [Member]
Name of subsidiary		Inversiones Invex CCU Ltda.
Subsidiary Tax ID		78,418,890-6
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		99.9905%		99.9905%
Transportes CCU Ltda. [Member]
Name of subsidiary		Transportes CCU Ltda.		Transportes CCU Ltda.
Subsidiary Tax ID		79,862,750-3
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Fabrica de Envases Plasticos S.A. [Member]
Name of subsidiary		Fábrica de Envases Plásticos S.A.		Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID		86,150,200-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Millahue S.A. [Member]
Name of subsidiary		Millahue S.A.
Subsidiary Tax ID		91,022,000-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		99.9621%		99.9621%
Vina San Pedro Tarapaca S.A [Member]
Name of subsidiary		Viña San Pedro Tarapacá S.A. (*) (6)	[1]	VSPT S.A.
Subsidiary Tax ID	[1]	91,041,000-8
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Chilean Pesos
Proportion of voting rights held in subsidiary	[1]	67.1992%		64.698%
Manantial S.A. [Member]
Name of subsidiary		Manantial S.A. (1)
Subsidiary Tax ID		96,711,590-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		50.5507%		50.5507%
Vina Altair SpA. [Member]
Name of subsidiary		Viña Altaïr SpA. (7)
Subsidiary Tax ID		96,969,180-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		67.1992%		64.698%
Cerveceria Kunstmann S.A. [Member]
Name of subsidiary		Cervecería Kunstmann S.A.		Cervecería Kunstmann S.A.
Subsidiary Tax ID		96,981,310-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		50.0007%		50.0007%
Cervecera CCU Chile Ltda. [Member]
Name of subsidiary		Cervecera CCU Chile Ltda.		Cervecera CCU Chile Ltda.
Subsidiary Tax ID		96,989,120-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Vina del Mar de Casablanca S.A. [Member]
Name of subsidiary		Viña del Mar de Casablanca S.A. (7)
Subsidiary Tax ID		96,993,110-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		0.00%		64.698%
Embotelladoras Chilenas Unidas S.A. [Member]
Name of subsidiary		Embotelladoras Chilenas Unidas S.A.		Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID		99,501,760-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		99.9834%		99.9834%
Vina Valles de Chile S.A. [Member]
Name of subsidiary		Viña Valles de Chile S.A.
Subsidiary Tax ID		99,531,920-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		67.1992%		64.708%
Comercial CCU S.A. [Member]
Name of subsidiary		Comercial CCU S.A.
Subsidiary Tax ID		99,554,560-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Viña Orgánica SPT S.A. [Member]
Name of subsidiary		Viña Orgánica SPT S.A.
Subsidiary Tax ID		99,568,350-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		67.1992%		64.698%
Compañía Pisquera de Chile S.A. [Member]
Name of subsidiary		Compañía Pisquera de Chile S.A.		Compañía Pisquera de Chile S.A.
Subsidiary Tax ID		99,586,280-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of voting rights held in subsidiary		80.00%		80.00%
Andina de Desarrollo S.A. [Member]
Name of subsidiary		Andina de Desarrollo S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Cia. Cervecerias Unidas Argentina S.A. [Member]
Name of subsidiary		Cía. Cervecerías Unidas Argentina S.A. (3)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Compania Industrial Cervecera S.A. [Member]
Name of subsidiary		Compañía Industrial Cervecera S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
Finca Eugenio Bustos S.A. [Member]
Name of subsidiary		Finca Eugenio Bustos S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		67.1992%		64.698%
Finca La Celia S.A. [Member]
Name of subsidiary		Finca La Celia S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		67.1992%		64.698%
Los Huemules S.R.L. [Member]
Name of subsidiary		Los Huemules S.R.L.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		74.9979%		75.4931%
Saenz Briones y Cia. S.A.I.C. [Member]
Name of subsidiary		Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of voting rights held in subsidiary		100.00%		100.00%
International Spirits Investments USA LLCC [Member]
Name of subsidiary		International Spirits Investments USA LLCC
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		United States
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		80.00%		0.00%
CCU Investments Limited [Member]
Name of subsidiary		CCU Investments Limited (5)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Cayman Islands
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		0.00%		100.00%
Southern Breweries Limited [Member]
Name of subsidiary		Southern Breweries Limited (4)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Cayman Islands
Description of functional currency		US Dollar
Proportion of voting rights held in subsidiary		100.00%		100.00%
Bebidas del Paraguay S.A [Member]
Name of subsidiary		Bebidas del Paraguay S.A. (2)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of voting rights held in subsidiary		50.0049%		50.0049%
Distribuidora del Paraguay S.A. [Member]
Name of subsidiary		Distribuidora del Paraguay S.A. (2)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of voting rights held in subsidiary		49.9589%		49.9589%
Sajonia Brewing Company S.R.L [Member]
Name of subsidiary		Sajonia Brewing Company S.R.L. (2)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of voting rights held in subsidiary		25.5025%		25.5025%
Andrimar S.A. [Member]
Name of subsidiary		Andrimar S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of voting rights held in subsidiary		99.9999%		99.9999%
Coralina S.A. [Member]
Name of subsidiary		Coralina S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of voting rights held in subsidiary		99.9999%		99.9999%
Marzurel S.A. [Member]
Name of subsidiary		Marzurel S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of voting rights held in subsidiary		99.9999%		99.9999%
Milotur S.A. [Member]
Name of subsidiary		Milotur S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of voting rights held in subsidiary		99.9999%		99.9999%

[1]	Public company in Chile.